Note 18 - Share Capital - Schedule of Share Capital Reconciliation (Details) - CAD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 14, 2025	Jun. 19, 2025	Jun. 13, 2024	Oct. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 14, 2024
Statement Line Items [Line Items]
Proceeds net of share issue costs						$ 19,461	$ 4,468
Total allocated to share capital						18,215	2,446
Issued capital [member]
Statement Line Items [Line Items]
Total allocated to share capital						$ 16,919	$ 2,446
Flow-through shares [member]
Statement Line Items [Line Items]
Flow-through shares issued at C$0.77 per share (in shares)	9,915,000	3,999,701		15,918,000	3,999,701		5,320,000	5,320,000
Flow-through shares issued at C$0.77 per share	$ 18,000	$ 3,080	$ 5,001		$ 3,080		$ 5,001
Cash share issue costs				$ (1,396)	(223)		(533)
Proceeds net of share issue costs				16,604	2,857		4,468
Less: flow-through share premium liability (note 13)				(846)	(400)		(2,022)
Total allocated to share capital				14,462	$ 2,457		$ 2,446
Less: fair value of warrants issued				$ (1,296)
Flow-through shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Flow-through shares issued at C$0.77 per share (in shares)				15,918,000	3,999,701		5,320,000
Flow-through shares issued at C$0.77 per share				$ 18,000	$ 3,080		$ 5,001